     UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

     FORMN-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09917

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     SENTINEL VARIABLE PRODUCTS TRUST

  --------------------------------

(Exact name of registrant as specified in charter)

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

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(Address of principal executive offices)(Zipcode)

SENTINEL ADMINISTRATIVE SERVICES, INC.

ONE NATIONAL LIFE DRIVE

     MONTPELIER,VT 05604

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(Name and address of agent for service)

(802)229-3113

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(Registrant's telephonenumber, including area code)

Date of fiscal year end: 12/31/11

                        ----------

Date of reporting period: 09/30/11

ITEM 1. Schedule of Investments (follows)

Sentinel Variable Products Trust Balanced Fund
(Unaudited)
Fund Profile
at September 30, 2011

Portfolio Weightings
Asset Category	Percent of Net Assets
Domestic Common Stocks	62.9%
U.S. Government Obligations	31.4%
Foreign Stocks & ADR's	3.0%
Domestic Exchange Traded Funds	0.6%
Cash and Other	2.1%

Top 10 Equity Holdings*		Top 10 Fixed Income Holdings*
				Maturity	Percent of
Description	Percent of Net Assets	Description	Coupon	Date	Net Assets
ExxonMobil Corp.	1.9%	FNMA 555743	5.00%	09/01/33	9.4%
Int'l. Business Machines Corp.	1.7%	FGLMC A79255	5.00%	11/01/37	3.9%
United Technologies Corp.	1.6%	FNMA 735997	5.50%	11/01/35	3.7%
Chevron Corp.	1.6%	FNMA 745275	5.00%	02/01/36	3.5%
Noble Energy, Inc.	1.4%	FGLMC Q02402	4.50%	07/01/41	3.6%
PepsiCo, Inc.	1.3%	FNMA 891386	5.50%	10/01/35	2.9%
Procter & Gamble Co.	1.2%	FGLMC Q01842	4.50%	06/01/41	2.8%
Honeywell Int'l., Inc.	1.2%	Total of Net Assets			29.8%
Merck & Co., Inc.	1.1%
American Express Co.	1.0%
Total of Net Assets	14.0%

Average Effective Duration (for all Fixed Income Holdings) 2.4 years**

*"Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2011 (Unaudited)

	Principal			Principal				Space
	Amount	Value		Amount	Value			Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		Shares	(Note 2)

U.S. Government Obligations 31.4%			FNMA 891386			TJX Cos., Inc.	2,000	$ 110,940
U.S. Government Agency			5.5%, 10/01/35	396 M	$ 432,596			971,252
Obligations 31.4%			FNMA 735997			Consumer Staples 7.5%
			5.5%, 11/01/35	509 M	555,722
Federal Home Loan Bank 1.6%			FNMA 745275			Altria Group, Inc.	2,000	53,620
Agency Discount Notes:			5%, 02/01/36	493 M	532,283	CVS Caremark Corp.	1,500	50,370
0.001%, 10/12/11	240 M	$ 240,000
			Total Federal National Mortgage			HJ Heinz Co.	3,000	151,440
Federal Home Loan Mortgage			Association		2,923,066	Kellogg Co.	2,500	132,975
Corporation 10.3%			Total U.S. Government Obligations
Mortgage-Backed Securities:			(Cost $4,622,482)		4,703,191	Kraft Foods, Inc.	4,000	134,320
30-Year:						PepsiCo, Inc.	3,000	185,700
FGLMC A79255					Value	Philip Morris Int'l., Inc.	1,500	93,570
5%, 11/01/37	545 M	586,638		Shares	(Note 2)	Procter & Gamble Co.	2,900	183,222
FGLMC Q01842			Domestic Common Stocks 62.9%			Wal-Mart Stores, Inc.	2,500	129,750
4.5%, 06/01/41	398 M	423,299						1,114,967
FGLMC Q02402			Consumer Discretionary 6.5%			Energy 7.9%
4.5%, 07/01/41	499 M	530,188	Comcast Corp.	5,000	103,450
Total Federal Home Loan Mortgage			Gap, Inc.	4,300	69,832	Chevron Corp.	2,500	231,300
Corporation		1,540,125	McDonald's Corp.	1,500	131,730	EOG Resources, Inc.	1,000	71,010
Federal National Mortgage			McGraw-Hill Cos., Inc.	2,500	102,500	ExxonMobil Corp.	4,000	290,520
Association 19.5%			Nike, Inc.	1,000	85,510	Marathon Oil Corp.	2,500	53,950
Mortgage-Backed Securities:			Omnicom Group, Inc.	2,500	92,100	Marathon Petroleum Corp.	1,250	33,825
30-Year:						McDermott Int'l., Inc.*	3,000	32,280
FNMA 555743			Time Warner Cable, Inc.	2,000	125,340	Noble Energy, Inc.	3,000	212,400
5%, 09/01/33	1,297 M	1,402,465	Time Warner, Inc.	5,000	149,850

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Balanced Fund
(Unaudited)

		Space			Space		Space
		Value			Value		Value
	Shares	(Note 2)		Shares	(Note 2)	Shares	(Note 2)
Schlumberger Ltd.	2,500	$ 149,325	Broadcom Corp.	3,000	$ 99,870	Total Investments 100.0%
						(Cost $13,311,238)†	$ 14,972,675
Transocean Ltd.	1,000	47,740	Check Point Software Technologies Ltd.*	2,000	105,520
		1,178,516	Cisco Systems, Inc.	6,000	92,940	Liabilities 0.0%	6,720
Financials 7.1%			Dell, Inc.*	5,000	70,750
ACE Ltd.	1,500	90,900	EMC Corp.*	7,000	146,930	Net Assets 100.0%	$ 14,979,395
American Express Co.	3,500	157,150	Intel Corp.	3,500	74,655
Bank of America Corp.	5,000	30,600	Int'l. Business Machines Corp.	1,500	262,545	* Non-income producing.
Bank of New York Mellon Corp.	3,800	70,642	KLA-Tencor Corp.	3,000	114,840
						†	Cost for federal income tax purposes is $13,311,238. At
Chubb Corp.	2,000	119,980	Microsoft Corp.	6,000	149,340	September 30, 2011 unrealized appreciation for federal
Goldman Sachs Group, Inc.	1,100	104,005	NetApp, Inc.*	3,000	101,820	income tax purposes aggregated $1,661,437 of which
						$2,530,328 related to appreciated securities and $868,891
JPMorgan Chase & Co.	2,500	75,300	Seagate Technology PLC	4,000	41,120	related to depreciated securities.
MetLife, Inc.	2,000	56,020	Teradata Corp.*	1,500	80,295	ADR - American Depositary Receipt
Morgan Stanley	2,500	33,750	Texas Instruments, Inc.	4,000	106,600	SPDR - Standard & Poor's Depository Receipts
PNC Financial Services Group,			Visa, Inc.	1,500	128,580
Inc.	1,000	48,190	Western Union Co.	2,500	38,225
The Travelers Cos., Inc.	2,000	97,460			1,782,300
US Bancorp	4,300	101,222	Materials 2.1%
Wells Fargo & Co.	3,500	84,420	EI Du Pont de Nemours & Co.	2,500	99,925
		1,069,639
Health Care 8.1%			Freeport-McMoRan Copper & Gold, Inc.	4,000	121,800
Amgen, Inc.	1,000	54,950	Praxair, Inc.	1,000	93,480
Becton Dickinson & Co.	1,000	73,320			315,205
Bristol-Myers Squibb Co.	4,000	125,520	Telecommunication Services 1.9%
Celgene Corp.*	2,000	123,840	AT&T, Inc.	2,000	57,040
Covidien PLC	2,000	88,200	Rogers Communications, Inc.	2,500	85,525
Eli Lilly & Co.	2,000	73,940	Verizon Communications, Inc.	4,000	147,200
					289,765
Gilead Sciences, Inc.*	2,500	97,000
Johnson & Johnson	1,500	95,565	Utilities 0.4%
			Entergy Corp.	1,000	66,290
Medtronic, Inc.	1,600	53,184	Total Domestic Common Stocks
Merck & Co., Inc.	5,000	163,550	(Cost $7,917,363)		9,414,169
Pfizer, Inc.	7,500	132,600	Domestic Exchange Traded Funds 0.6%
UnitedHealth Group, Inc.	1,000	46,120	Financials 0.6%
Zimmer Holdings, Inc.*	1,500	80,250	SPDR KBW Regional Banking*
		1,208,039	(Cost $106,021)	5,000	96,550
Industrials 9.5%			Foreign Stocks & ADR's 3.0%
Boeing Co.	2,000	121,020	Australia 0.7%
Canadian National Railway Co.	1,800	119,844	BHP Billiton Ltd. ADR	1,500	99,660
Deere & Co.	1,500	96,855	Germany 0.8%
General Dynamics Corp.	1,500	85,335	SAP AG ADR	2,500	126,550
General Electric Co.	7,500	114,300	Israel 0.4%
Honeywell Int'l., Inc.	4,000	175,640	Teva Pharmaceutical Industries Ltd. ADR	1,500	55,830
L-3 Communications Holdings, Inc.	1,500	92,955	Mexico 0.6%
Northrop Grumman Corp.	1,700	88,672	America Movil SA de CV ADR	4,000	88,320
Tyco Int'l. Ltd.	3,000	122,250	United Kingdom 0.5%
Union Pacific Corp.	1,500	122,505	Diageo PLC ADR	1,000	75,930
United Technologies Corp.	3,500	246,260	Total Foreign Stocks & ADR's
Waste Management, Inc.	1,000	32,560	(Cost $352,897)		446,290
		1,418,196	Institutional Money Market Funds 2.1%
Information Technology 11.9%			State Street Institutional US Government
Accenture PLC	1,500	79,020	Money Market Fund
			(Cost $312,475)	312,475	312,475
Activision Blizzard, Inc.	7,500	89,250

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Bond Fund
(Unaudited)
Fund Profile
at September 30, 2011
Average Effective Duration
			Percent of				Percent of
Duration		Fixed Income Holdings		Duration		Fixed Income Holdings
Less than 1 yr.			18.6%	4 yrs. to 5.99 yrs.			9.3%
1 yr. to 2.99 yrs.			24.5%	6 yrs. to 7.99 yrs.			10.6%
3 yrs. to 3.99 yrs.			35.4%	8 yrs. and over			1.6%
Average Effective Duration (for all Fixed Income Holdings) 3.1 years**
Top 10 Holdings*
		Maturity	Percent of			Maturity	Percent of
Description	Coupon	Date	Net Assets	Description	Coupon	Date	Net Assets
FNMA 555743	5.00%	09/01/33	6.5%	FGLMC A94593	4.50%	10/01/40	4.8%
FNMA AI7405	3.50%	08/01/26	6.4%	FGLMC G06205	5.00%	12/01/36	4.4%
FGLMC Q02402	4.50%	07/01/41	5.7%	FNMA 745336	5.00%	03/01/36	4.2%
FNMA AJ1441	3.50%	09/01/26	5.7%	FNMA 735703	5.00%	04/01/29	3.4%
FNMA 735997	5.50%	11/01/35	5.1%	FNMA 995525	6.00%	12/01/38	3.3%
				Total of Net Assets			49.5%

"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.
**The average effective duration considers the call and put date of a security and the pre-payment risk of mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

Investment in Securities
at September 30, 2011 (Unaudited)

	Principal			Principal			Principal
	Amount	Value		Amount	Value		Amount	Value
	(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)		(M=$1,000)	(Note 2)
U.S. Government Obligations 72.9%			25-Year:			Consumer Cyclical 1.8%
U.S. Government Agency			FNMA 735703			Best Buy Co., Inc.
Obligations 72.9%			5%, 04/01/29	1,999 M	$2,172,413	5.5%, 03/15/21	300 M	$ 273,074
Federal Home Loan Bank 4.6%			30-Year:			Ford Motor Credit Co. LLC
Agency Discount Notes:			FNMA 555743			5.75%, 02/01/21	500 M	495,999
.001%, 11/02/11	3,000 M	$ 2,999,997	5%, 09/01/33	3,892 M	4,207,394	Gap, Inc.
						5.95%, 04/12/21	425 M	400,458
Federal Home Loan Mortgage			FNMA 555783					1,169,531
Corporation 24.3%			4.5%, 10/01/33	1,931 M	2,062,672
Agency Discount Notes:			FNMA 735997			Energy 0.9%
.001%, 10/17/11	4,000 M	3,999,998	5.5%, 11/01/35	3,054 M	3,334,334	Anadarko Petroleum Corp.
			FNMA 745275			6.45%, 09/15/36	275 M	291,815
Mortgage-Backed Securities:			5%, 02/01/36	1,775 M	1,916,219	Nexen, Inc.
30-Year:			FNMA 745336			6.4%, 05/15/37	275 M	280,744
FGLMC G06205			5%, 03/01/36	2,516 M	2,716,413			572,559
5%, 12/01/36	2,629 M	2,834,269	FNMA 995525			Financials 4.8%
FGLMC A94593			6%, 12/01/38	1,973 M	2,172,099	Ally Financial, Inc.
4.5%, 10/01/40	2,953 M	3,134,843	FNMA MA0119			8%, 11/01/31	500 M	441,250
FGLMC Q01842			4%, 07/01/39	1,772 M	1,861,003	Bank of America Corp.
4.5%, 06/01/41	1,991 M	2,116,496			18,270,134	5%, 05/13/21	250 M	223,450
FGLMC Q02402			Total Federal National Mortgage
4.5%, 07/01/41	3,491 M	3,711,317	Association		28,264,131	Discover Bank/Greenwood DE
		11,796,925				7%, 04/15/20	275 M	291,955
			Government National Mortgage
Total Federal Home Loan			Corporation 0.4%			Int'l. Lease Finance Corp.
Mortgage Corporation		15,796,923				6.5%, 09/01/14(a)	500 M	502,500
Federal National Mortgage			Mortgage-Backed Securities:			JPMorgan Chase & Co
Association 43.6%			15-Year:			4.625%, 05/10/21	350 M	358,494
Mortgage-Backed Securities:			GNMA 679437X			Morgan Stanley
			6%, 11/15/22	200 M	219,058	5.75%, 01/25/21	600 M	553,007
15-Year:			Total U.S. Government Obligations			Regions Bank
FNMA AI7405			(Cost $46,763,155)		47,280,109	7.5%, 05/15/18	500 M	499,375
3.5%, 08/01/26	3,977 M	4,160,350				SLM Corp.
FNMA AJ1441			Corporate Bonds 15.1%			6.25%, 01/25/16	250 M	245,612
3.5%, 09/01/26	3,500 M	3,661,234	Basic Industry 0.4%					3,115,643
		7,821,584	Georgia-Pacific LLC
			5.4%, 11/01/20(a)	275 M	280,261

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Bond Fund
(Unaudited)

Principal	Space
Amount	Value	Value
(M=$1,000)	(Note 2)	Shares	(Note 2)

Insurance 2.7%	State Street Institutional US Government
American Int'l. Group, Inc.	Money Market Fund
6.4%, 12/15/20	600 M	$ 612,330	(Cost $2,681,697)	2,681,697	$ 2,681,697
Total Investments 105.1%
ING Groep NV	(Cost $67,912,174)†	68,241,795
5.775%, 12/29/49(b)	250 M	184,375
Liberty Mutual Group, Inc.	Excess of Liabilities Over
7%, 03/07/67(a)	250 M	213,750	Other Assets (5.1)%	(3,315,369)
Prudential Financial, Inc.
5.375%, 06/21/20	600 M	630,691	Net Assets 100.0%	$ 64,926,426
XL Capital Ltd.
6.5%, 12/29/49(c)(d)	125 M	99,375
1,740,521	†	Cost for federal income tax purposes is $67,912,174. At
September 30, 2011 unrealized appreciation for federal
Media 2.2%	income tax purposes aggregated $329,621 of which
CBS Corp.	$669,562 related to appreciated securities and $339,941
4.3%, 02/15/21	600 M	604,439	related to depreciated securities.
DISH DBS Corp.	(a)	Security exempt from registration under Rule 144A of the
7.875%, 09/01/19	125 M	128,125	Securities Act of 1933, as amended. These securities may
be resold in transactions exempt from registration, normally
NBCUniversal Media LLC	to qualified institutional buyers. At September 30, 2011, the
4.375%, 04/01/21	575 M	591,747	market value of rule 144A securities amounted to
XM Satellite Radio, Inc.	$1,123,386 or1.73% of net assets.
7.625%, 11/01/18(a)	125 M	126,875
1,451,186	(b)	8th, ING 2015 Groep it NV converts is currently to a variable fixed at rate 5.775%. that floats On December on the 8th
Telecommunications 2.3%	of March, June, September, and December. The interest
rate is based on the 3-month Libor rate plus 1.68%.
AT&T, Inc.
4.45%, 05/15/21	600 M	644,990	(c)	Step Up/Down

MetroPCS Wireless, Inc.	(d)	XL Capital Ltd. is currently fixed at 6.5%. On April 15th,
6.625%, 11/15/20	250 M	220,625	2017 it converts to a variable rate that floats on the 15th of
Verizon Communications, Inc.	January, April, July, and October. The interest rate is based
4.6%, 04/01/21	550 M	609,119	on the 3-month Libor rate plus 2.4575%.
1,474,734
Total Corporate Bonds
(Cost $9,967,136)	9,804,435
Commercial Mortgage-Backed Securities 3.8%
CSFB 05-C4 AJ
5.19%, 08/15/38	500 M	454,420
CSFB 05-C6 AJ
5.23%, 12/15/40	250 M	221,855
GSMS 07-GG10 A4
5.9838%, 08/10/45	1,000 M	1,043,220
JPMCC 06-LDP8 AM
5.44%, 05/15/45	780 M	756,067
Total Commercial Mortgage-Backed
Securities
(Cost $2,500,194)	2,475,562

Principal
Amount	Value
(M=$1,000)	(Note 2)
Corporate Short-term Notes 9.2%
Chevron Corp.
0.03%, 10/04/11	3,000 M	2,999,992
UPS, Inc.
0.001%, 10/06/11	3,000 M	3,000,000
Total Corporate Short-term Notes
(Cost $5,999,992)	5,999,992
Space
Value
Shares	(Note 2)
Institutional Money Market Funds 4.1%

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Common Stock Fund
(Unaudited)
Fund Profile
at September 30, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	17.7%	Consumer Staples	12.0%
Health Care	13.9%	Consumer Discretionary	9.4%
Industrials	13.4%	Materials	3.9%
Financials	12.9%	Telecommunication Services	3.4%
Energy	12.1%	Utilities	0.4%
Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
ExxonMobil Corp.	2.6%	PepsiCo, Inc.	2.3%
Procter & Gamble Co.	2.6%	Johnson & Johnson	1.8%
Chevron Corp.	2.6%	The Travelers Cos., Inc.	1.6%
Int'l. Business Machines Corp.	2.5%	Honeywell Int'l., Inc.	1.6%
United Technologies Corp.	2.4%	Comcast Corp.	1.4%
		Total of Net Assets	21.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.4%			Marathon Petroleum Corp.	25,000	$ 676,500	Eli Lilly & Co.	25,000	$ 924,250
Consumer Discretionary 9.4%			McDermott Int'l., Inc.*	76,300	820,988	Forest Laboratories, Inc.*	20,000	615,800
Comcast Corp.	120,000	$ 2,482,800	Noble Energy, Inc.	35,000	2,478,000	Gilead Sciences, Inc.*	35,000	1,358,000
Gap, Inc.	91,900	1,492,456	Schlumberger Ltd.	30,000	1,791,900	Johnson & Johnson	50,000	3,185,500
McDonald's Corp.	20,000	1,756,400	Transocean Ltd.	18,000	859,320	Medtronic, Inc.	36,200	1,203,288
McGraw-Hill Cos., Inc.	40,000	1,640,000	Weatherford Int'l. Ltd.*	63,800	778,998	Merck & Co., Inc.	60,000	1,962,600
Nike, Inc.	15,000	1,282,650			21,685,806	Mettler-Toledo Int'l., Inc.*	6,900	965,724
Omnicom Group, Inc.	40,000	1,473,600	Financials 11.9%			Pfizer, Inc.	125,000	2,210,000
Staples, Inc.	45,000	598,500	ACE Ltd.	23,000	1,393,800	UnitedHealth Group, Inc.	15,000	691,800
Time Warner Cable, Inc.	35,000	2,193,450	American Express Co.	43,100	1,935,190	Zimmer Holdings, Inc.*	25,000	1,337,500
Time Warner, Inc.	75,000	2,247,750	Bank of America Corp.	100,000	612,000			22,730,862
TJX Cos., Inc.	30,000	1,664,100	Bank of New York Mellon Corp.	50,000	929,500	Industrials 13.4%
		16,831,706	Chubb Corp.	30,000	1,799,700	Babcock & Wilcox Co.*	40,000	782,000
Consumer Staples 11.1%			CME Group, Inc.	4,500	1,108,800	Boeing Co.	30,000	1,815,300
Altria Group, Inc.	50,000	1,340,500	Goldman Sachs Group, Inc.	15,000	1,418,250	Canadian National Railway Co.	23,100	1,537,998
CVS Caremark Corp.	30,000	1,007,400	JPMorgan Chase & Co.	40,000	1,204,800	Deere & Co.	30,000	1,937,100
HJ Heinz Co.	40,000	2,019,200	MetLife, Inc.	40,000	1,120,400	General Dynamics Corp.	25,000	1,422,250
Kellogg Co.	25,000	1,329,750	Morgan Stanley	62,500	843,750	General Electric Co.	100,000	1,524,000
Kraft Foods, Inc.	55,000	1,846,900	PNC Financial Services Group, Inc.	17,500	843,325	Honeywell Int'l., Inc.	65,000	2,854,150
PepsiCo, Inc.	65,000	4,023,500
Philip Morris Int'l., Inc.	30,000	1,871,400	The Travelers Cos., Inc.	60,000	2,923,800	L-3 Communications Holdings,Inc.	15,000	929,550
Procter & Gamble Co.	74,200	4,687,956	Toronto-Dominion Bank	25,000	1,773,750	Northrop Grumman Corp.	30,000	1,564,800
Wal-Mart Stores, Inc.	35,000	1,816,500	US Bancorp	75,000	1,765,500	Tyco Int'l. Ltd.	40,000	1,630,000
		19,943,106	Wells Fargo & Co.	70,000	1,688,400	Union Pacific Corp.	16,200	1,323,054
Energy 12.1%					21,360,965	United Technologies Corp.	60,000	4,221,600
Apache Corp.	17,500	1,404,200	Health Care 12.7%			Verisk Analytics, Inc.*	40,000	1,390,800
Baker Hughes, Inc.	30,000	1,384,800	Aetna, Inc.	30,000	1,090,500	Waste Management, Inc.	35,000	1,139,600
Chevron Corp.	50,000	4,626,000	Amgen, Inc.	30,000	1,648,500			24,072,202
EOG Resources, Inc.	15,000	1,065,150	Becton Dickinson & Co.	20,000	1,466,400	Information Technology 16.6%
ExxonMobil Corp.	65,000	4,720,950	Bristol-Myers Squibb Co.	65,000	2,039,700	Accenture PLC	45,000	2,370,600
Marathon Oil Corp.	50,000	1,079,000	Celgene Corp.*	15,000	928,800	Activision Blizzard, Inc.	108,500	1,291,150
			Covidien PLC	25,000	1,102,500	Broadcom Corp.	50,000	1,664,500

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Common Stock Fund
(Unaudited)

		Space				Space
		Value				Value
	Shares	(Note 2)			Shares	(Note 2)
Check Point Software			State Street Institutional US Government
Technologies Ltd.*	40,000	$ 2,110,400	Money Market Fund
Cisco Systems, Inc.	75,000	1,161,750	(Cost $356,425)		356,425	$ 356,425
Dell, Inc.*	75,000	1,061,250			Principal
EMC Corp.*	100,000	2,099,000			Amount	Value
Hewlett-Packard Co.	25,000	561,250			(M=$1,000)	(Note 2)
Intel Corp.	60,000	1,279,800	Corporate Short-term Notes 0.7%
Int'l. Business Machines Corp.	25,000	4,375,750	Chevron Corp.
			0.03%, 10/04/11
KLA-Tencor Corp.	30,000	1,148,400	(Cost $1,199,997)		1,200 M	1,199,997
Microsoft Corp.	85,000	2,115,650	Total Investments 100.0%
NetApp, Inc.*	37,000	1,255,780	(Cost $161,283,294)†			179,166,359
Seagate Technology PLC	75,000	771,000
			Other Assets in Excess of
Teradata Corp.*	30,000	1,605,900	Liabilities 0.0%			359
Texas Instruments, Inc.	85,000	2,265,250
Visa, Inc.	17,500	1,500,100	Net Assets 100.0%			$ 179,166,718
Western Union Co.	75,000	1,146,750
		29,784,280	*	Non-income producing.
Materials 3.0%			†	Cost for federal income tax purposes is $161,283,294. At
EI Du Pont de Nemours & Co.	40,000	1,598,800		September 30, 2011 unrealized appreciation for federal
				income tax purposes aggregated $17,883,065 of which
Freeport-McMoRan Copper &				$34,869,759 related to appreciated securities and
Gold, Inc.	70,000	2,131,500		$16,986,694 related to depreciated securities.
Praxair, Inc.	17,000	1,589,160	ADR	-	American Depositary Receipt
		5,319,460	SPDR	-	Standard & Poor's Depository Receipts
Telecommunication Services 2.8%
AT&T, Inc.	40,000	1,140,800
Rogers Communications, Inc.	60,000	2,052,600
Verizon Communications, Inc.	50,000	1,840,000
		5,033,400
Utilities 0.4%
Entergy Corp.	10,000	662,900
Total Domestic Common Stocks
(Cost $150,300,059)		167,424,687
Domestic Exchange Traded Funds 1.0%
Financials 1.0%
SPDR KBW Regional Banking*
(Cost $1,906,677)	90,000	1,737,900
Foreign Stocks & ADR's 4.7%
Australia 0.9%
BHP Billiton Ltd. ADR	25,000	1,661,000
Germany 1.1%
SAP AG ADR	40,000	2,024,800
Israel 0.6%
Teva Pharmaceutical
Industries Ltd. ADR	27,500	1,023,550
Mexico 0.6%
America Movil SA de CV ADR	50,000	1,104,000
Switzerland 0.6%
Novartis AG ADR	20,000	1,115,400
United Kingdom 0.9%
Diageo PLC ADR	20,000	1,518,600
Total Foreign Stocks & ADR's
(Cost $7,520,136)		8,447,350
Institutional Money Market Funds 0.2%

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Mid Cap Fund
(Unaudited)
Fund Profile
at September 30, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	20.4%	Energy	7.0%
Industrials	16.4%	Consumer Staples	5.1%
Health Care	14.7%	Materials	4.4%
Consumer Discretionary	14.7%	Telecommunication Services	1.4%
Financials	11.2%	Utilities	1.4%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	1.9%	Church & Dwight Co., Inc.	1.6%
ANSYS, Inc.	1.7%	Micros Systems, Inc.	1.5%
LKQ Corp.	1.7%	NICE Systems Ltd.	1.5%
Ecolab, Inc.	1.7%	Nu Skin Enterprises, Inc.	1.5%
HCC Insurance Holdings, Inc.	1.7%	Techne Corp.	1.5%
		Total of Net Assets	16.3%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2011 (Unaudited)
		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)
Domestic Common Stocks 93.6%			Superior Energy Services, Inc.*	5,880	$ 154,291	Masimo Corp.	4,830	$ 104,570
Consumer Discretionary 14.7%			Tidewater, Inc.	3,255	136,873	Mednax, Inc.*	2,090	130,918
Ascena Retail Group, Inc.*	6,610	$ 178,933	Weatherford Int'l. Ltd.*	7,230	88,278	Mettler-Toledo Int'l., Inc.*	780	109,169
Darden Restaurants, Inc.	4,000	171,000			1,029,354	Quality Systems, Inc.	1,480	143,560
Dick's Sporting Goods, Inc.*	5,240	175,330	Financials 10.5%			Resmed, Inc.*	6,590	189,726
Dollar Tree, Inc.*	2,370	178,011	Affiliated Managers Group, Inc.*	1,260	98,343	Techne Corp.	3,130	212,871
Gentex Corp.	6,190	148,869	City National Corp/CA	3,680	138,957	Varian Medical Systems, Inc.*	2,490	129,878
Gildan Activewear, Inc.	3,600	93,024	East West Bancorp, Inc.	9,210	137,321			2,020,622
Guess? Inc	3,860	109,971	Endurance Specialty Holdings Ltd.	3,900	133,185	Industrials 16.4%
Hanesbrands, Inc.*	3,424	85,634				Ametek, Inc.	4,620	152,321
Jarden Corp.	3,530	99,758	Everest Re Group Ltd	1,050	83,349	CH Robinson Worldwide, Inc.	1,440	98,597
LKQ Corp.*	10,450	252,472	HCC Insurance Holdings, Inc.	9,070	245,344	Cintas Corp.	4,500	126,630
Morningstar, Inc.	2,700	152,388	MSCI, Inc.*	2,570	77,948	Copart, Inc.*	4,570	178,778
O'Reilly Automotive, Inc.*	1,830	121,933	New York Community Bancorp Inc	9,221	109,730	Donaldson Co., Inc.	2,770	151,796
PVH Corp.	2,600	151,424	Northern Trust Corp.	2,220	77,656	Flowserve Corp.	1,920	142,080
Texas Roadhouse, Inc.	7,190	95,052	Raymond James Financial, Inc.	4,900	127,204	Gardner Denver, Inc.	1,480	94,054
Tractor Supply Co.	2,270	141,989	Willis Group Holdings PLC	2,230	76,645	IDEX Corp.	4,840	150,815
		2,155,788				IHS, Inc.*	2,190	163,834
			WR Berkley Corp.	5,660	168,045	Jacobs Engineering Group, Inc.*	3,760	121,410
Consumer Staples 5.1%			Zions Bancorporation	4,660	65,566
Church & Dwight Co., Inc.	5,340	236,028			1,539,293	JB Hunt Transport Services, Inc.	3,760	135,811
Flowers Foods, Inc.	10,270	199,854	Health Care 13.8%			Joy Global, Inc.	1,600	99,808
Nu Skin Enterprises, Inc.	5,380	217,998	Bio-Rad Laboratories, Inc.*	1,140	103,478	MSC Industrial Direct Co.	2,410	136,069
Ralcorp Holdings, Inc.*	1,110	85,148	Catalyst Health Solutions, Inc.*	2,000	115,380	Quanta Services, Inc.*	8,140	152,951
		739,028	Dentsply Int'l., Inc.	4,050	124,294	Roper Industries, Inc.	2,400	165,384
Energy 7.0%						Stericycle, Inc.*	1,780	143,682
Core Laboratories NV	1,890	169,779	Endo Pharmaceuticals Holdings, Inc.*	4,840	135,472	Waste Connections, Inc.	5,820	196,832
Dril-Quip, Inc.*	1,780	95,960	Gen-Probe, Inc.*	1,230	70,417			2,410,852
Newfield Exploration Co.*	3,460	137,327	Henry Schein, Inc.*	1,840	114,098	Information Technology 18.9%
			IDEXX Laboratories, Inc.*	1,790	123,456	Altera Corp.	2,290	72,204
Plains Exploration & Production Co.*	6,030	136,941	Illumina, Inc.*	2,180	89,206	Amdocs Ltd.*	1,265	34,307
Range Resources Corp.	1,880	109,905	Life Technologies Corp.*	3,230	124,129	ANSYS, Inc.*	5,160	253,046

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Mid Cap Fund
(Unaudited)

		Space
			*	Non-income producing.
		Value	†	Cost for federal income tax purposes is $13,089,256. At
	Shares	(Note 2)		September 30, 2011 unrealized appreciation for federal
Citrix Systems, Inc.*	1,330	$ 72,525		income tax purposes aggregated $1,604,415 of which
				$2,756,637 related to appreciated securities and $1,152,222
Dolby Laboratories, Inc.*	6,270	172,049		related to depreciated securities.
F5 Networks, Inc.*	1,440	102,312	(a)	Return of capital paid during the fiscal period.
FLIR Systems, Inc.	6,200	155,310	ADR	- American Depositary Receipt
Informatica Corp.*	3,460	141,687
Jack Henry & Associates, Inc.	4,260	123,455
Microchip Technology, Inc.	2,570	79,953
Micros Systems, Inc.*	5,050	221,745
NeuStar, Inc.*	3,780	95,029
Nuance Communications, Inc.*	6,820	138,855
Open Text Corp.*	5,400	281,448
Plantronics, Inc.	5,620	159,889
Polycom, Inc.*	7,360	135,203
Power Integrations, Inc.	5,060	154,887
Riverbed Technology, Inc.*	6,330	126,347
Semtech Corp.*	6,520	137,572
Trimble Navigation Ltd.*	3,540	118,767
		2,776,590
Materials 4.4%
AptarGroup, Inc.	4,650	207,715
Ecolab, Inc.	5,040	246,406
Rockwood Holdings, Inc.*	2,300	77,487
Steel Dynamics, Inc.	11,500	114,080
		645,688
Telecommunication Services 1.4%
American Tower Corp.*	2,570	138,266
tw telecom, Inc.*	4,020	66,410
		204,676
Utilities 1.4%
ITC Holdings Corp.	2,710	209,835
Total Domestic Common Stocks
(Cost $12,268,733)		13,731,726
Foreign Stocks & ADR's 2.4%
Israel 1.5%
NICE Systems Ltd. ADR*	7,295	221,403
United Kingdom 0.9%
Shire Ltd. ADR	1,310	123,049
Total Foreign Stocks & ADR's
(Cost $236,539)		344,452
Real Estate Investment Trusts 0.7%
Financials 0.7%
Home Properties, Inc. (a)	1,880	106,709
Total Real Estate Investment Trusts
(Cost $73,200)		106,709
Institutional Money Market Funds 3.5%
State Street Institutional US Government
Money Market Fund
(Cost $510,784)	510,784	510,784
Total Investments 100.2%
(Cost $13,089,256)†		14,693,671

Excess of Liabilities Over
Other Assets (0.2)%		(26,844)

Net Assets 100.0%	$ 14,666,827

			The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Small Company Fund
(Unaudited)
Fund Profile
at September 30, 2011
Top Sectors
Sector	Percent of Net Assets	Sector	Percent of Net Assets
Information Technology	19.1%	Energy	6.4%
Industrials	18.5%	Consumer Staples	5.5%
Consumer Discretionary	15.0%	Materials	3.9%
Health Care	14.2%	Utilities	1.4%
Financials	11.8%	Telecommunication Services	0.2%

Top 10 Holdings*
Description	Percent of Net Assets	Description	Percent of Net Assets
Open Text Corp.	2.2%	Hain Celestial Group, Inc.	1.6%
Buffalo Wild Wings, Inc.	1.7%	Waste Connections, Inc.	1.5%
NICE Systems Ltd.	1.7%	Micros Systems, Inc.	1.5%
Nu Skin Enterprises, Inc.	1.7%	Catalyst Health Solutions, Inc.	1.5%
LKQ Corp.	1.6%	Ascena Retail Group, Inc.	1.4%
		Total of Net Assets	16.4%

*"Top 10 Holdings" excludes any short-term investments and money market funds. Portfolio composition and holdings are subject to change. More complete holdings follow.

Investment in Securities
at September 30, 2011 (Unaudited)

		Space			Space			Space
		Value			Value			Value
	Shares	(Note 2)		Shares	(Note 2)		Shares	(Note 2)

Domestic Common Stocks 91.3%			Tidewater, Inc.	10,300	$ 433,115
Consumer Discretionary 15.0%					3,439,166	West Pharmaceutical Services, Inc.	10,800	$ 400,680
								7,346,951
Ascena Retail Group, Inc.*	28,500	$ 771,495	Financials 9.4%			Industrials 18.5%
Buffalo Wild Wings, Inc.*	15,500	926,900	Delphi Financial Group, Inc.	18,800	404,576	Actuant Corp.	28,800	568,800
Gildan Activewear, Inc.	10,400	268,736	East West Bancorp, Inc.	40,500	603,855	Aerovironment, Inc.*	18,200	512,330
Iconix Brand Group, Inc.*	46,300	731,540	Endurance Specialty Holdings Ltd.	20,300	693,245	Clarcor, Inc.	18,500	765,530
LKQ Corp.*	36,500	881,840	Evercore Partners, Inc.	14,100	321,480	Copart, Inc.*	18,500	723,720
Men's Wearhouse, Inc.	11,900	310,352	HCC Insurance Holdings, Inc.	18,900	511,245	Esterline Technologies Corp.*	6,300	326,592
Monro Muffler Brake, Inc.	18,500	609,945				Forward Air Corp.	14,500	369,025
Morningstar, Inc.	8,500	479,740	Portfolio Recovery Associates, Inc.*	9,100	566,202	Gardner Denver, Inc.	5,400	343,170
Penn National Gaming, Inc.*	15,800	525,982	ProAssurance Corp.	5,900	424,918	Genesee & Wyoming, Inc.*	5,700	265,164
Steven Madden Ltd.	12,500	376,250	Prosperity Bancshares, Inc.	9,900	323,532	Healthcare Services Group, Inc.	39,550	638,337
Texas Roadhouse, Inc.	49,100	649,102	Signature Bank*	9,900	472,527	Heartland Express, Inc.	44,200	599,352
Vitamin Shoppe, Inc.*	13,200	494,208	Stifel Financial Corp.*	19,100	507,296	HUB Group, Inc.*	10,400	294,008
Warnaco Group, Inc.*	7,600	350,284	SVB Financial Group*	6,400	236,800	IDEX Corp.	20,200	629,432
Wolverine World Wide, Inc.	21,400	711,550			5,065,676
		8,087,924	Health Care 13.6%			II-VI, Inc.*	30,600	535,500
Consumer Staples 5.5%			Bio-Rad Laboratories, Inc.*	4,200	381,234	Kaydon Corp.	11,400	326,952
Casey's General Stores, Inc.	10,400	453,960	Catalyst Health Solutions, Inc.*	13,700	790,353	Middleby Corp.*	9,470	667,256
Flowers Foods, Inc.	37,600	731,696	Cyberonics, Inc.*	22,200	628,260	MSC Industrial Direct Co.	5,600	316,176
						Ritchie Bros Auctioneers, Inc.	18,400	371,496
Hain Celestial Group, Inc.*	28,400	867,620	Gen-Probe, Inc.*	4,500	257,625	Toro Co.	7,400	364,598
Nu Skin Enterprises, Inc.	22,500	911,700	Haemonetics Corp.*	11,100	649,128
		2,964,976				Wabtec Corp.	10,400	549,848
Energy 6.4%			ICU Medical, Inc.*	13,800	507,840	Waste Connections, Inc.	24,700	835,354
CARBO Ceramics, Inc.	4,400	451,132	Integra LifeSciences Holdings Corp.*	11,700	418,509			10,002,640
Comstock Resources, Inc.*	12,500	193,250	Masimo Corp.	18,100	391,865	Information Technology 17.4%
Dril-Quip, Inc.*	9,300	501,363	MedAssets, Inc.*	58,800	565,068	ANSYS, Inc.*	7,700	377,608
Key Energy Services, Inc.*	32,200	305,578	Myriad Genetics, Inc.*	28,200	528,468	CommVault Systems, Inc.*	10,400	385,424
Oil States Int'l., Inc.*	7,400	376,808	Quality Systems, Inc.	5,400	523,800	Constant Contact, Inc.*	20,700	357,903
Resolute Energy Corp.*	40,400	458,944	Sirona Dental Systems, Inc.*	12,950	549,210	Diodes, Inc.*	42,700	765,184
Superior Energy Services, Inc.*	27,400	718,976	Techne Corp.	11,100	754,911	Factset Research Systems, Inc.	4,100	364,777

The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Small Company Fund
(Unaudited)			*	Non-income producing.
			†	Cost for federal income tax purposes is $46,214,558. At
		Space		September 30, 2011 unrealized appreciation for federal
		Value		income tax purposes aggregated $7,134,487 of which
	Shares	(Note 2)		$10,707,416 related to appreciated securities and
				$3,572,929 related to depreciated securities.
Hittite Microwave Corp.*	10,800	$ 525,960
j2 Global Communications, Inc.	27,900	750,510	(a)	Return of capital paid during the fiscal period.
Jack Henry & Associates, Inc.	22,200	643,356	ADR	- American Depositary Receipt
Micros Systems, Inc.*	18,700	821,117
NeuStar, Inc.*	14,200	356,988
Open Text Corp.*	22,400	1,167,488
Plantronics, Inc.	23,800	677,110
Power Integrations, Inc.	20,400	624,444
Progress Software Corp.*	36,000	631,800
Rofin-Sinar Technologies, Inc.*	24,100	462,720
Semtech Corp.*	22,500	474,750
		9,387,139
Materials 3.9%
AptarGroup, Inc.	11,900	531,573
NewMarket Corp.	1,850	280,960
Rockwood Holdings, Inc.*	7,300	245,937
Sensient Technologies Corp.	12,900	419,895
Silgan Holdings, Inc.	17,200	631,928
		2,110,293
Telecommunication Services 0.2%
Cbeyond, Inc.*	17,100	120,726
Utilities 1.4%
Atmos Energy Corp.	9,400	305,030
ITC Holdings Corp.	5,600	433,608
		738,638
Total Domestic Common Stocks
(Cost $42,049,153)		49,264,129
Foreign Stocks & ADR's 2.3%
Ireland 0.6%
ICON PLC ADR*	20,600	331,248
Israel 1.7%
NICE Systems Ltd. ADR*	30,300	919,605
Total Foreign Stocks & ADR's
(Cost $1,347,007)		1,250,853
Real Estate Investment Trusts 2.4%
Financials 2.4%
BioMed Realty Trust, Inc.	18,800	311,516
Corporate Office Properties
Trust(a)	20,200	439,956
Home Properties, Inc.(a)	9,100	516,516
Total Real Estate Investment Trusts
(Cost $1,252,323)		1,267,988
Institutional Money Market Funds 2.9%
State Street Institutional US Government
Money Market Fund
(Cost $1,566,075)	1,566,075	1,566,075
Total Investments 98.9%
(Cost $46,214,558)†		53,349,045

Other Assets in Excess of
Liabilities 1.1%		588,971

Net Assets 100.0%	$ 53,938,016

The accompanying notes are an integral part of the financial statements.

NOTE 1: ORGANIZATION:

The Sentinel Variable Products Trust (the “Trust”) is an open end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of insurance companies to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of five separate and distinct funds: Sentinel Variable Products Balanced Fund, Sentinel Variable Products Bond Fund, Sentinel Variable Products Common Stock Fund, Sentinel Variable Products Mid Cap Fund and Sentinel Variable Products Small Company Fund, all of which are diversified. The five funds of the Trust are referred to hereinafter collectively as the “Funds”, and individually as a “Fund.”

NOTE 2:

SECURITY VALUATION:

Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium. Investments in mutual funds are valued at the net asset value per share on the day of valuation. Investments in exchange traded derivatives are valued at the settlement price determined by the relevant exchange. Investments in non-exchange traded derivatives are valued on the basis of prices supplied by an independent pricing service, if available, or quotes obtained from brokers and dealers. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s pricing time but after the close of the securities’ primary markets, will be fair valued under procedures adopted by the Funds’ Board of Trustees. The Board has delegated this responsibility to a pricing committee, subject to its review and supervision.

Note 3:

The fair value hierarchy as required by GAAP is summarized in the three broad levels listed below:

  Level 1 – Quoted prices (unadjusted) in active markets for identical assets at the time of the NYSE close (normally 4:00 PM Eastern). Includes most domestic equities, American Depository Receipts, Exchange Traded Funds, Standard & Poor’s Depository Receipts and exchange traded derivatives that rely on unadjusted or official closing prices based on actual trading activity which coincides with the close of the NYSE.

  Level 2 – Other significant observable inputs (evaluated prices factoring in observable inputs using some type of model, matrix or other calculation methodology which takes into consideration factors such as quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
  Includes most long-term and short-term fixed income investments, non-exchange traded derivatives and over-the-counter securities not listed on the NASDAQ National Market System that rely on a mean price which falls between the last bid and asked quotes coinciding with the close of the NYSE. Investments in other Registered Investment Companies (RIC’s) that rely on calculated Net Asset Values (NAV’s) would also generally be considered Level 2.
  Level 3 – Significant unobservable inputs (including non-binding broker quotes or the Sentinel Pricing Committee’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are normally valued using amortized cost, which approximates the current fair value of a security, but since this value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

There have been no significant changes in valuation techniques during the fiscal year, but the Sentinel Pricing Committee considers factors such as few recent transactions, inconsistent price quotes and wider bid-ask spreads when determining if transactions are not orderly for fair valuation purposes.

The fair value measurements as of September 30, 2011 were as follows:

	Quoted Prices
	(Unadjusted) in	Other	Significant
	Active Markets for	Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments in Securities:
Balanced:
Agency Discount
Notes	$ –	$ 240,000	$ –	$ 240,000
Domestic Common
Stocks	9,414,169	–	–	9,414,169
Domestic Exchange
Traded Funds	96,550	–	–	96,550
Foreign Stocks &
ADR’s	446,290	–	–	446,290
Institutional Money
Market Funds	–	312,475	–	312,475
Mortgage-Backed
Securities	–	4,463,191	–	4,463,191
Totals	$ 9,957,009	$ 5,015,666	$ –	$ 14,972,675
Bond:
Agency Discount
Notes	$ –	$ 6,999,995	$ –	$ 6,999,995
Commercial
Mortgage-Backed
Securities	–	2,475,562	–	2,475,562

	Quoted Prices
	(Unadjusted) in	Other	Significant
	Active Markets for	Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
SVP Fund	(Level 1)	(Level 2)	(Level 3)	Total
Corporate Bonds	–	9,804,435	–	9,804,435
Corporate Short-
Term Notes	–	5,999,992	–	5,999,992
Institutional Money
Market Funds	–	2,681,697	–	2,681,697
Mortgage-Backed
Securities	–	40,280,114	–	40,280,114
Totals	$ –	$ 68,241,795	$ –	$ 68,241,795
Common Stock:
Corporate Short-
Term Notes	$ –	$ 1,199,997	$ –	$ 1,199,997
Domestic Common
Stocks	167,424,687	–	–	167,424,687
Domestic Exchange
Traded Funds	1,737,900	–	–	1,737,900
Foreign Stocks &
ADR’s	8,447,350	–	–	8,447,350
Institutional Money
Market Funds	–	356,425	–	356,425
Totals	$ 177,609,937	$ 1,556,422	$ –	$ 179,166,359
Mid Cap:
Domestic Common
Stocks	$ 13,731,726	$ –	$ –	$ 13,731,726
Foreign Stocks &
ADR’s	344,452	–	–	344,452
Institutional Money
Market Funds	–	510,784	–	510,784
Real Estate
Investment Trusts	106,709	–	–	106,709
Totals	$ 14,182,887	$ 510,784	$ –	$ 14,693,671
Small Company:
Domestic Common
Stocks	$ 49,264,129	$ –	$ –	$ 49,264,129
Foreign Stocks &
ADR’s	1,250,853	–	–	1,250,853
Institutional Money
Market Funds	–	1,566,075	–	1,566,075
Real Estate
Investment Trusts	1,267,988	–	–	1,267,988
Totals	$ 51,782,970	$ 1,566,075	$ –	$ 53,349,045

Liabilities:
Investments in Securities:
None.

Please refer to each Fund’s Statement of Investment in Securities for more detailed information on specific securities.

There was no reportable Fair Value Level 3 activity for the nine months ended September 30, 2011.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President and Chief Executive Officer and Vice President & Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

     Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith as an exhibit.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sentinel Variable Products Trust

By /s/ Thomas P. Malone -------------------------------------- Thomas P. Malone Vice President & Treasurer Date: November 28, 2011

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Christian Thwaites
-------------------------------------
Christian Thwaites
President and Chief Executive Officer
Date: November 28, 2011

By /s/ Thomas P. Malone
-------------------------------------
Thomas P. Malone
Vice President & Treasurer
Date: November 28, 2011